Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Use of Estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. Actual results may differ from those estimates. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Group's financial statements include, but are not limited to, consolidation of VIEs, revenue recognition, valuation allowance for deferred tax assets, useful lives of property and equipment, valuation of share-based compensation, and valuation of ordinary shares and preferred shares. Actual results may differ materially from those estimates.

Principles of Consolidation

Principles of consolidation

The accompanying consolidated financial statements include the financial information of the Company and its subsidiaries, the VIEs and the VIEs' subsidiaries. All intercompany balances and transactions were eliminated upon consolidation.

The VIE arrangements

The VIE arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of value-added telecommunication services and other restricted businesses, the Company operates substantially all of its business through its VIEs. The Company through its wholly owned subsidiaries (the “WFOE”) located in the PRC entered into a series of contractual agreements with the VIEs and their shareholders. Through below contractual agreements, the Company has (1) the power to direct the activities that most significantly affect the economic performance of the VIEs, and (2) the right to receive the economic benefit of the VIEs that could potentially be significant to the VIEs. As a result, the shareholders of the VIEs lack the power to direct the activities of the VIEs that most significantly impact the entity's economic performance, the obligation to absorb the expected losses, and the right to receive the expected residual returns of the entity. Accordingly, the Company is considered as the primary beneficiary of the VIEs, and the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements.

As of December 31, 2020, the Group's VIE that is material to the Group’s business and operations is Shanghai Hexu Information Technology Co., Ltd.

Exclusive Management Services and Business Cooperation Agreement

Pursuant to the exclusive management services and business cooperation agreement among the WFOE, the VIEs and the shareholders of the VIEs, the WFOE has the exclusive right to provide or designate any third party to provide, among other things, technical support and consultation services, client relationship building up services, perfection of management structure and strategic consultation services to the VIEs and their subsidiaries. In exchange, the VIEs and their subsidiaries pay service fees to the WFOE at an amount determined by the WFOE in its sole discretion and can be adjusted by the WFOE unilaterally. Without the prior written consent of the WFOE, the VIEs are prohibited from engaging any third party to provide any services contemplated by this agreement and can neither dispose any important asset in any way nor change the equity structure on its self. The agreement has an initial term of ten years and shall automatically renew at the end of each term for a further term of ten years, unless otherwise terminated by the WFOE in its sole discretion with 10 days' prior written notice.

Equity Interest Pledge Agreement

Under the equity interest pledge agreement among the WFOE, the VIEs and the VIEs' shareholders, the VIEs' shareholders pledged all of their equity of the VIEs to the WFOE as security for performance of the obligations of the VIEs and VIEs' shareholders and their spouses, as applicable, under the exclusive call option agreement, the exclusive management services and business cooperation agreement, proxy agreement and powers of attorney and consent letters. If any of the specified events of default occurs, the WFOE can exercise the right as pledgee to enforce the pledge by, among other ways, auction or sale of the pledged equity interests. The equity interest pledge agreement will remain in effect until the earlier of (i) the fulfillment of all the obligations under the exclusive call option agreement, the exclusive management services and business cooperation agreement, proxy agreement and powers of attorney, and consent letters, (ii) the exercise of right of pledge by the WFOE pursuant to the terms and conditions of the equity interest pledge agreement, or (iii) that the shareholders of VIEs transfer all the equity held in VIEs to the WFOE or its designee(s) pursuant to the exclusive call option agreement.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

The VIE arrangements - continued

Exclusive Call Option Agreement

Under the exclusive call option agreement among the WFOE, the VIEs and the VIEs' shareholders, each of the shareholders of the VIEs irrevocably granted the WFOE a right to purchase or designated third party to purchase equity interests in the VIEs at a purchase price of RMB1.0 or equal to the lowest price permissible by the PRC laws and regulations. If the purchase price is higher than RMB1.0, the shareholders of the VIEs shall promptly give all considerations they received from the exercise of the options to the WFOE or its designee(s). The VIEs and their shareholders covenanted that, without the WFOE's prior written consent, they will not, among other things, (i) transfer or otherwise dispose of their equity interests in the VIEs; (ii) create any pledge or any other third party's right on their equity interests in the VIEs; (iii) change the VIEs' registered capital or merge the VIEs with other entities; (iv) dispose or force the management to dispose any material assets of the VIEs, except for the disposal of the assets that are treated as necessary for the VIEs' daily business operations; (v) cause the VIEs to terminate or force the management to terminate any material contracts to which the VIEs is a party; (vi) appoint or replace any director, supervisor or management of the VIEs; (vii) declare or distribute dividends; (viii) terminate, liquidate or dissolve the VIEs; (ix) amend the VIEs' articles of association; (x) allow the VIEs to incur any debts, or any other form of liabilities other than the liabilities incurred for usual course of business operation; (xi) lend funds or provide guarantee to third party in any form. The agreement has an initial term of ten years and shall automatically renew at the end of each term for a further term of ten years, unless otherwise terminated by WFOE in its sole discretion with 10 days’ prior written notice. Under no circumstances can VIEs or their shareholders terminate the exclusive call option agreement.

Proxy Agreement and Powers of Attorney

Pursuant to the proxy agreement and powers of attorney executed by the VIEs' shareholders, each of them irrevocably authorized the WFOE to act on their respective behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholders concerning all the equity interest and sponsor interest held by each of them in the VIEs or their subsidiaries, including but not limited to proposing to convene or attend shareholder meeting, exercising all the rights as shareholders (including but not limited to voting rights, nomination rights, appointment rights, the right to sell or transfer of all the equity interest held in part or in whole). The agreement will remain effective within the operating period of VIEs, unless otherwise unilaterally terminated by the WFOE in its sole discretion.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

The VIE arrangements - continued

Consent Letters

Pursuant to the consent letters executed by each shareholder of the VIEs and their spouse, each signing shareholder and their spouses has confirmed and agreed to the execution of the exclusive call option agreement, the exclusive management services and business cooperation agreement, proxy agreement and powers of attorney, and the equity interest pledge agreement described above by the applicable shareholders. They further undertook not to hinder the disposal of the equity and not to make any assertions in connection with the equity of the VIEs held by the applicable shareholders, and confirmed that the applicable shareholders can perform the relevant transaction documents described above and further amend or terminate such transaction documents without the authorization or consent from such spouses. The spouse of each applicable shareholder agreed and undertook that if they obtain any equity of the VIE held by the applicable shareholder for any reasons, she would be bound by the transaction documents described above.

Risks in relation to VIE structure

The Company believes that the contractual arrangements with the VIEs and VIE's shareholders are in compliance with existing PRC laws and regulations and are legally enforceable. However, the contractual arrangements are subject to risks and uncertainties, including:

The VIEs and VIE's shareholders may have or develop interests that conflict with the Group's interests, which may lead them to pursue opportunities in violation of the aforementioned contractual agreements. If the Group cannot resolve any conflicts of interest or disputes between the Group and the shareholders of the VIE, the Group would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The VIEs and VIE's shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group's use of financing sources or otherwise restrict the VIE or the Group's ability to conduct business.

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIE have failed to comply with the legal obligations required to effectuate such contractual arrangements.

If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government may restrict or prohibit the Group's business and operations in China.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

The VIE arrangements - continued

Risks in relation to VIE structure - continued

The Group's ability to conduct its business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Group may not be able to consolidate the VIEs and VIEs' subsidiaries in the consolidated financial statements as the Group may lose the ability to exert effective control over the VIEs and VIEs' shareholders, and the Group may lose the ability to receive economic benefits from the VIEs.

The Group's business has been directly operated by the VIEs and their subsidiaries. As of December 31, 2019 and 2020, the VIEs and VIEs' subsidiaries accounted for an aggregate of 34% and 24% of the Group's consolidated total assets, respectively, and 61% and 67% of the Group's consolidated total liabilities, respectively.

The following financial information of the Company's VIEs and VIEs' subsidiaries after the elimination of inter-company transactions and balances as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 was included in the accompanying consolidated financial statements:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	142,502	419,970
Restricted cash	24,653	170
Prepaid expenses and other current assets	43,628	175,002
Total current assets	210,783	595,142
Property and equipment, net	41,486	80,919
Right-of-use asset	53,875	110,939
Other non-current assets	9,804	30,475
Total non-current assets	105,165	222,333
Total assets	315,948	817,475

Short-term borrowings	9,000	-
Accrued expenses and other current liabilities	151,413	213,481
Deferred revenue, current	224,092	571,827
Operating lease liabilities, current	28,179	46,835
Total current liabilities	412,684	832,143
Operating lease liabilities, non-current	18,325	56,427
Deferred revenue, non-current	652	1,982
Total non-current liabilities	18,977	58,409
Total liabilities	431,661	890,552

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenues	97,009	362,282	1,229,126
Net (loss) income	(45,056)	(99,973)	301,096
Net cash generated from operating activities	31,728	159,753	347,773
Net cash used in investing activities	(7,126)	(38,396)	(85,788)
Net cash generated from (used in) financing activities	—	9,000	(9,000)

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

The VIE arrangements - continued

Risks in relation to VIE structure - continued

There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and which can only be used to settle the VIEs' obligations as of December 31, 2020. No creditors (or beneficial interest holders) of the VIEs have recourse to the general credit of the Company or any of its consolidated subsidiaries. No terms in any arrangements, considering both explicit arrangements and implicit variable interests, require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever needs financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to the VIEs through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

Foreign Currency Translation and Transactions

Foreign currency translation and transactions

The Group's reporting currency is Renminbi ("RMB"). The functional currency of the subsidiaries incorporated outside the mainland China is United States dollar ("US dollar" or "US$"). The functional currency of all the other subsidiaries, the VIEs and VIEs' subsidiaries is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive loss in the consolidated statements of changes in shareholders' deficit and the consolidated statements of comprehensive loss.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Transaction gains and losses are recorded in the consolidated statements of operations.

Convenience Translation

Convenience translation

The Group's business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in shareholders' deficit and cash flows from Renminbi ("RMB") into US dollars as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.5250 representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, which have original maturities of three months or less when purchased and are subject to insignificant risk of changes in value.

Restricted Cash	Restricted cash Restricted cash primarily consists of deposits in specific bank accounts held as guarantees in connection with short-term borrowings and notes payable processing.
Fair Value

Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial Instruments

Financial instruments

The Group's financial instruments consist primarily of cash and cash equivalents, restricted cash, receivables from third party payment platforms, amounts due from a related party, short-term borrowings and warrant liabilities.

As of December 31, 2019 and 2020, the carrying values of cash and cash equivalents, restricted cash, receivable from third party payment platforms, amount due from a related party and short-term borrowings approximated their fair values reported in the consolidated balance sheets due to the short term maturities of these instruments. Warrant liabilities was recorded at fair value as of December 31, 2019.

Property and Equipment, Net

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life

Electronic equipment	3 to 5 years
Leasehold improvement	Shorter of the lease term or estimated economic life
Software	3 to 5 years
Furniture and office equipment	5 years

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Impairment of Long-Lived Assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record any impairment loss on its long-lived assets during the years ended December 31, 2018, 2019 and 2020.

Revenue Recognition

Revenue recognition

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers ("Topic 606"). This standard replaces existing revenue recognition rules with a comprehensive revenue measurement and recognition standard and expanded disclosure requirements. The Group has adopted the new standard as of January 1, 2018 using the full retrospective method which requires the Group to present its financial statements for all periods as if Topic 606 had been applied to all prior periods.

The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Group's revenue is reported net of discount, value added tax and related surcharges. Prior to 2019, the revenue of the Group was primarily generated from self-directed learning resource subscription services. The Group began to provide K-12 online tutoring services in 2017, which subsequently became a major revenue stream in 2019. The primary sources of the Group's revenues are as follows:

(1) Online K-12 tutoring services

The Group offers various types of online K-12 tutoring services. The Group's online K-12 tutoring services consist of several components, including online live broadcasting classes, provisioning of teaching material, academic assessment and evaluation of learning outcomes during the period. Different service components are highly interdependent and interrelated in the context of the contract with the live interactive tutoring services because the service components are all designed specifically for each class and would not be able to fulfill the service promise if transferred independently to the customers. Therefore, the Group has determined that the live interactive tutoring services represent one performance obligation. The service period for the live interactive tutoring services is generally less than four months.

The Group also offers the customers a content playback service once each of the live tutoring class is delivered. In the content playback service, the customers have unlimited access to recorded audio-video content of the previous live tutoring classes for three years. No other interactions or activities are provided during the playback period.

The Group determined that the live interactive tutoring service and content playback service are two separate performance obligations under Topic 606, as these two deliverables are distinct customers can benefit from each other on their own and the Group's promises to deliver the services are separately identifiable from each other in the contract.

Tutoring fees are collected in advance. The Group determines that there is not a significant financing component based on the nature of the service being offered and the purpose of the payment terms. Students are offered a full, unconditional refund if students withdraw 30 minutes before the start of the third class. The Group also offers refunds for any remaining undelivered classes to students who withdraw from the courses. The refund is equal to the amount related to the undelivered classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

(1) Online K-12 tutoring services - continued

The Group, from time to time, provides incentives to customers. The Group distributes cash coupons to attract both existing and prospective students to enroll in future classes. The students can redeem the cash coupons as a reduction to the payment for future online K-12 tutoring services. The coupon does not constitute material right as it is granted independently to the purchase of a course with the Group and is accounted for as a reduction of transaction price when the coupons are redeemed.

The Group determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method, and allocates the tutoring fee excluding the estimate for refund liability to each performance obligation using the relative stand-alone selling price. The Group determines the stand-alone selling prices for live interactive tutoring services and content playback service using an expected cost plus margin methodology.

Revenue related to the live interactive tutoring service is recognized proportionately as the online classes are delivered, as the Group concluded that the delivery of each online class represents a faithful depiction of when the services are provided to the students. Revenue related to the right to access the content playback is recognized proportionally over the playback period, as the Group concluded that the content playback service represents a stand ready obligation to provide the playback services and the customer simultaneously receives and consumes the benefits as the Group provides such services throughout the playback period. The revenue related to the content playback service is not material.

(2) Other educational services

Net revenues from other educational services in 2018 consisted primarily of the fees the Group charged for the self-directed learning resource subscription services. The Group ceased to provide these offerings in the second half of 2018. Net revenues from other educational services in 2019 and 2020 consisted primarily of the subscription fees the Group charged for its membership-based premium educational content, with a subscription periods ranging from 15 days to one year. The Group has determined that the self-directed learning resource subscription services and membership-based premium educational content subscription services each represent a performance obligation. The Group collects the content subscription fee in advance and records it as deferred revenue. Refunds are offered for the remaining undelivered services, which is accounted for as variable consideration similar to the online K-12 tutoring service business. Revenue is recognized ratably over the contract period as the Group concluded that the subscription services represent a stand ready obligation to provide the services while the member simultaneously receives and consumes the benefits of such services throughout the contract period.

Contract and refund liabilities

The following table provides information about the Group's contract and refund liabilities arising from contract with customers. The increase in contract liabilities primarily resulted from the Group's business growth.

	As of December 31,
	2019	2020
	RMB	RMB
Deferred revenue-current	243,521	596,307
Deferred revenue-non current	652	1,982
Refund liabilities	5,907	22,869

Deferred revenue primarily consists of tuition fees received from customers for which the Group's revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once related service are delivered. For the years ended December 31, 2019 and 2020, revenue recognized that was included in the deferred revenue balance at January 1, 2019 and January 1, 2020 amounted to RMB75,737 and RMB243,521, respectively.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - continued

Revenue recognition - continued

Contract and refund liabilities - continued

Refund liabilities represent the tutoring fee collected by the Group which it expects to refund back to its customer as a result of its refund policy. Refund liabilities are estimated based on the historical refund ratio for each type of courses provided.

The Group's remaining performance obligations represents the amount of the transaction price for which service has not been performed. As of December 31, 2020, the aggregate amount of the transaction price allocated for the remaining performance obligations amounted to RMB598,289. The Group expects to recognize revenue of RMB596,307 and RMB1,342 related the remaining performance obligations over the next 12 months and 24 months, with the remainder of RMB640 recognized thereafter.

The Group elected to apply the practical expedient to expense incremental costs of obtaining a contract when incurred as the amortization period of the contract cost that the Group otherwise would have amortized is generally less than one year.

Disaggregation of revenue

For the years ended December 31, 2018, 2019 and 2020, all of the Group's revenues were generated in the PRC. Additionally, all the revenues for the period were recognized from contracts with customers. The following table provides information about disaggregated revenue by types:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Online K-12 tutoring services	93,883	359,568	1,218,564
Other educational services	216,823	46,677	75,807
Total net revenues	310,706	406,245	1,294,371

Cost of Revenue

Cost of Revenue

Cost of revenues mainly consists of salaries, welfare and service fees for instructors and tutors, rental expenses for office space, depreciation and amortization of property and equipment, teaching materials and bandwidth costs. The compensations for instructors consist of base salary, as well as teaching fees based on hourly rates and the numbers of students enrolled in connection with courses delivered. The compensation of tutors consists of base salary and performance-based compensation, which is determined based on student retention and exercise completion. The Group accrues on a monthly basis for the cost of tutors which includes base salary, compensation for exercise marking as well as student retention bonus. The retention bonus is estimated by using the expected number of successful recurring course purchase, multiplied by the bonus rate.

Research and Development Expenses

Research and development expenses

Research and development expenses primarily consist of (i) salaries and benefits for development of course content, product and technology development personnel, and (ii) office rental, general expenses and depreciation expenses associated with the research and development activities. The Group's research and development activities primarily consist of the development and enhancement of the Group's educational content, applications and platforms. The Group has expensed all research and development expenses when incurred.

Sales and Marketing Expenses

Sales and marketing expenses

Sales and marketing expenses primarily consist of (i) teaching materials and gifts provided for promotional online courses, (ii) salaries, benefits and commission for sales and marketing personnel, (iii) office rental, general expenses and depreciation and amortization expenses associated with the sales and marketing activities.

The Group expenses advertising costs as incurred. Total advertising costs incurred were RMB5,788, RMB2,644 and RMB163,768 for the years ended December 31, 2018, 2019 and 2020, respectively.

Value Added Taxes ("VAT")	The Group's services are subject to VAT at the rate of 3% for small-scale-VAT-payer entities or at the rate of 6% for general-VAT-payer entities in accordance with relevant PRC tax rules.
Leases

Leases

The Group leases offices in different cities in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease at inception and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on its incremental borrowing rate, as the rates implicit in its leases are not determinable. The Group’s incremental borrowing rate is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available to the Group. The Group's leases have remaining lease terms of up to five years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

For short-term leases, the Group records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term.

Income Taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes are classified as a component of the provisions for income taxes.

Share-based Compensation

Share-based compensation

The Company grants share options and restricted shares ("RSs") to its employees and external consultants (together, "Share-Based Awards").

The Group measures the cost of the Share-Based Awards based on the grant date fair value of the awards and recognizes compensation cost over the vesting period, which is generally the requisite service period as required by the award agreement. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Group elects to recognize forfeitures when they occur.

The cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the awards. The incremental compensation cost is measured as the excess of the fair value of the modified award over the fair value of the modified award at the modification date. The incremental portion of share-based compensation for the vested portion is recognized immediately and the incremental portion of share-based compensation for the nonvested portion is recognized over the remaining vesting period of the award. If an award is canceled without the concurrent grant of a replacement award or any other consideration, unrecognized compensation cost related to the canceled award is recognized immediately upon cancelation.

For awards granted with a performance condition that affects vesting, the performance condition is not considered in determining the award’s grant-date fair value; however, the performance condition is considered when estimating the quantity of awards that are expected to vest. No compensation expense is recorded for awards with a performance condition unless and until the performance condition is determined to be probable of achievement.

Comprehensive Loss	Comprehensive loss Comprehensive loss includes net loss and foreign currency translation adjustments. Comprehensive loss is reported in the consolidated statements of comprehensive loss.
Net Loss Per Share

Net loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders considering the accretions to redemption value of the preferred shares, by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. Net loss is not allocated to participating securities when the participating securities do not have a contractual obligation to share losses.

The Company’s preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. The preferred shares have no contractual obligation to fund or otherwise absorb the Group’s losses. The Company determined that the nonvested Repurchase Right Restricted Shares (as defined in Note 10) are participating securities as the holders of the nonvested Repurchase Right Restricted Shares have a nonforfeitable right to receive dividends with all ordinary shares but the nonvested Repurchase Right Restricted Shares do not have a contractual obligation to fund or otherwise absorb the Company’s losses. Accordingly, any undistributed net income is allocated on a pro rata basis to the ordinary shares, preferred shares and nonvested Repurchase Right Restricted Shares; whereas any undistributed net loss is allocated to ordinary shares only.

Diluted earnings/(loss) per share is calculated by dividing net income/(loss) attributable to ordinary shareholders, as adjusted for the accretion and allocation of net income related to the preferred shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the if-converted method, and ordinary shares issuable upon the vesting of nonvested restricted shares or exercise of outstanding share option and warrants (using the treasury stock method). Ordinary equivalent shares are calculated based on the most advantageous conversion rate or exercise price from the standpoint of the security holder. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

Significant Risks and Uncertainties

Significant risks and uncertainties

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group's cash and cash equivalents denominated in RMB amounted to RMB373,915 and RMB697,097 as of December 31, 2019 and 2020, respectively.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash and receivables from third party payment platforms. As of December 31, 2019 and 2020, substantially all of the Group's cash and cash equivalents and restricted cash were deposited in financial institutions with high credit rating.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for the years ended December 31, 2018, 2019 and 2020.

Newly Adopted Accounting Pronouncements

Newly adopted accounting pronouncements

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This ASU affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments in this update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). In April 25, 2019, ASU 2016-13 was updated with ASU 2019-04, which clarifies certain aspects of accounting for credit losses, hedging activities, and financial instruments. ASU 2019-04 provides certain alternatives for the measurement of the allowance for credit losses (ACL) on accrued interest receivable (AIR). These measurement alternatives include (1) measuring an ACL on AIR separately, (2) electing to provide separate disclosure of the AIR component of amortized cost as a practical expedient, and (3) making accounting policy elections to simplify certain aspects of the presentation and measurement of such AIR. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-04 related to ASU 2016-13 are effective for fiscal years beginning after December 15, 2019, and interim periods therein. An entity may early adopt ASU 2019-04 in any interim period after its issuance if the entity has adopted ASU 2016-13. The Company adopted this ASU on January 1, 2020, and it did not have material impact to the Group’s consolidated financial statements.